Pension and Non-pension Post-employment Benefit Plans - Schedule of Non-pension Post-employment Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Plan contributions	$ 16.4	$ 17.7	$ 15.7
Estimated contribution	15.5
Defined Contribution Plan
Disclosure of defined benefit plans [line items]
Plan contributions	12.3	11.6	10.6
Estimated contribution	12.3
Other benefit plans
Disclosure of defined benefit plans [line items]
Plan contributions	3.2	3.6	7.8
Estimated contribution	4.3
Pension Plan
Disclosure of defined benefit plans [line items]
Plan contributions	4.1	$ 6.1	$ 5.1
Estimated contribution	$ 3.2